Vanguard US Multifactor ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	60 Months Ended	95 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	13.95%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Feb. 13, 2018
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.90%	14.04%	10.71%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.56%	11.59%	8.99%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.36%	14.53%	11.17%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.38%	14.56%	11.20%